Risk Management - Schedule of Risk Concentrations (Detail) - Asset classes and individual investment risks [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Debt securities and private placements rated as investment grade BBB or higher	95.00%	96.00%
Government debt securities as a per cent of total debt securities	38.00%	36.00%
Government private placements as a per cent of total private placements	10.00%	10.00%
Highest exposure to a single non-government debt security and private placement issuer	$ 1,131	$ 1,006
Largest single issuer as a per cent of the total equity portfolio	2.00%	2.00%
Income producing commercial office properties (2022 – 41% of real estate, 2021 – 47%)	$ 4,829	$ 5,486
Largest concentration of mortgages and real estate(2) – Ontario Canada (2022 – 27%, 2021 – 28%)	$ 19,003	$ 18,343